Related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2020	Dec. 31, 2019
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		10.00%	10.00%	10.00%
Synergy Ballard JVCo | Joint venture
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 99	$ 65
Investments			0	0
Deferred revenue			304	46
Revenues			$ 8,232	$ 8,666
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	49.00%		49.00%	49.00%
Weichai Ballard JV | Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 17,465	$ 10,057
Investments			27,561	21,642
Deferred revenue			4,712	11,857
Revenues			$ 44,855	$ 37,197